Accumulated other comprehensive income (loss) (Details 2) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Other income (expense)									$ 161		$ 322		$ (34)
Interest expense excluding Financial Products									(507)		(484)		(465)
Interest expense of Financial Products									(587)		(624)		(727)
Tax (provision) benefit									(916)		(692)		(2,795)
Reclassifications net of tax	$ (94)	$ 559	$ 802	$ 1,245	$ (822)	$ 1,158	$ 1,102	$ 1,014	2,512	[1]	2,452	[1]	6,556	[1]
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassifications net of tax									(17)		45		6
Reclassification out of Accumulated Other Comprehensive Income | Pension and other postretirement benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Amortization of prior service credit (cost)									53		38		54
Amortization of transition asset (obligation)									0		0		(2)
Reclassifications before tax									53		38		52
Tax (provision) benefit									(18)		(13)		(18)
Reclassifications net of tax									35		25		34
Reclassification out of Accumulated Other Comprehensive Income | Derivative financial instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassifications before tax									(139)		(6)		(66)
Tax (provision) benefit									51		2		25
Reclassifications net of tax									(88)		(4)		(41)
Reclassification out of Accumulated Other Comprehensive Income | Derivative financial instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Other income (expense)									(127)		5		(57)
Reclassification out of Accumulated Other Comprehensive Income | Derivative financial instruments | Interest rate contracts | Machinery, Energy & Transportation
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Other income (expense)									0		0		(3)
Interest expense excluding Financial Products									(6)		(5)		0
Reclassification out of Accumulated Other Comprehensive Income | Derivative financial instruments | Interest rate contracts | Financial Products
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Interest expense of Financial Products									(6)		(6)		(6)
Reclassification out of Accumulated Other Comprehensive Income | Available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Other income (expense)									56		35		19
Tax (provision) benefit									(20)		(11)		(6)
Reclassifications net of tax									$ 36		$ 24		$ 13

[1]	1 Profit attributable to common stockholders.